Basis of Presentation and Principles of Consolidation and Combination	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Principles of Consolidation and Combination
Business and Organization

Business—Safety, Income & Growth Inc. (the "Company") operates its business through one segment by acquiring, managing and capitalizing ground leases. Ground leases are long-term contracts between the landlord (the Company) and a tenant or leaseholder ("Ground Leases"). The Company believes that it is the first publicly-traded company formed primarily to acquire, own, manage, finance and capitalize Ground Leases. Ground Leases generally represent ownership of the land underlying commercial real estate projects that is net leased by the fee owner of the land to the owners/operators of the real estate projects built thereon. Ground Leases are similar to ‘‘triple net’’ leases in that the tenant is responsible for all property operating expenses, such as maintenance, real estate taxes and insurance and is typically responsible for development costs and capital expenditures. Ground Leases are typically long-term (base terms ranging from 30 years to 99 years, often with tenant renewal options) and have contractual base rent increases (either at a specified percentage or consumer price index ("CPI") based, or both) and sometimes include percentage rent participations.

The Company intends to target investments in long-term Ground Leases in which: (i) the initial value of its Ground Lease represents 30% to 45% of the combined value of the land and buildings and improvements thereon as if there was no Ground Lease on the land ("Combined Property Value"); (ii) the ratio of underlying property net operating income to the Ground Lease payment due the Company ("Ground Rent Coverage") is between 2.0x to 5.0x; and (iii) the Ground Lease contains contractual rent escalation clauses or percentage rent that participates in gross revenues generated by the commercial real estate on the land. A Ground Lease lessor (the Company) typically has the right to regain possession of its land and take ownership of the buildings and improvements thereon upon a tenant default. The Company believes that the Ground Lease structure provides an opportunity for future investment value accretion through the reversion to the Company, as the Ground Lease owner, of the buildings and improvements on the land at the expiration or earlier termination of the lease, for no additional consideration from the Company.

The Company is managed by SFTY Manager, LLC (the "Manager"), a wholly-owned subsidiary of iStar Inc. ("iStar"), the Company's largest shareholder, pursuant to a management agreement (refer to Note 11). The Company has no employees, as the Manager provides all services to it. The Company intends to draw on the extensive investment origination and sourcing platform of its Manager to actively promote the benefits of the Ground Lease structure to prospective Ground Lease tenants.

Organization—Safety, Income & Growth Inc. is a Maryland corporation. The Company closed its initial public offering in June 2017 and its common stock is listed on the New York Stock Exchange under the symbol "SAFE." The Company's predecessor ("Original Safety" or the "Predecessor") was formed as a wholly-owned subsidiary of iStar on October 24, 2016. iStar contributed a pre-existing portfolio of Ground Leases to Original Safety and sought third party capital to grow its Ground Lease business. A second entity, SIGI Acquisition, Inc. ("SIGI"), was capitalized on April 14, 2017 by iStar and two institutional investors. On April 14, 2017, Original Safety merged with and into SIGI with SIGI surviving the merger and being renamed Safety, Income & Growth Inc. References herein to the Company refer to Original Safety before such merger and to the surviving company of such merger thereafter. Through these and other formation transactions, the Company (i) acquired iStar's entire Ground Lease portfolio consisting of 12 properties (the "Initial Portfolio"), all of which were wholly-owned by the Company as of December 31, 2016, (ii) completed the $227 million 2017 Secured Financing (refer to Note 6) on March 30, 2017, (iii) issued 2,875,000 shares of the Company's common stock to two institutional investors for $20.00 per share, or $57.5 million (representing a 51% ownership interest in the Company at such time), and 2,775,000 shares of the Company's common stock to iStar for $20.00 per share, or $55.5 million (representing a 49% ownership interest in the Company at such time), and (iv) paid $340.0 million in total consideration to iStar for the Initial Portfolio.

On June 27, 2017, the Company completed its initial public offering raising $205.0 million in gross proceeds and concurrently completed a $45.0 million private placement with iStar, its largest shareholder. The price per share paid in the initial public offering and the private placement was $20.00. iStar incurred a total of $18.9 million of organization and offering costs in connection with these transactions, including commissions payable to the underwriters and other offering expenses. iStar received no reimbursement for its payment of the organization and offering costs. The payment of such costs were treated as capital contributions from iStar with an offsetting cost of capital in the Company's consolidated statements of changes in equity.

The Company intends to elect to qualify as a real estate investment trust ("REIT") for U.S. federal income tax purposes, commencing with the tax year ending December 31, 2017. The Company was structured as an Umbrella Partnership REIT ("UPREIT"). As such, all of the Company's properties are owned by a subsidiary partnership, Safety Income and Growth Operating Partnership LP (the "Operating Partnership"), which is currently wholly-owned by the Company. The UPREIT structure may afford the Company with certain benefits as it seeks to acquire properties from third parties who may want to defer taxes by contributing their Ground Leases to the Company.
Basis of Presentation and Principles of Consolidation and Combination
Basis of Presentation—For periods prior to April 14, 2017, the accompanying combined financial statements do not represent the financial position and results of operations of one legal entity, but rather a combination of entities under common control that have been ‘‘carved out’’ from iStar’s consolidated financial statements. For periods prior to April 14, 2017, these combined financial statements reflect the revenues and expenses of the Predecessor and include certain material assets and liabilities of iStar that are specifically identifiable and generated through, or associated with, an in-place lease, which have been reflected at iStar’s historical basis. For periods subsequent to April 14, 2017, the accompanying consolidated financial statements represent the consolidated financial statements of the Company. In addition, as a result of the Company's acquisition of the Initial Portfolio from iStar, the consolidated financial statements subsequent to April 14, 2017 are presented on a new basis of accounting pursuant to Accounting Standards Codification ("ASC") 805 (refer to Note 4).
The preparation of these consolidated and combined financial statements in conformity with generally accepted accounting principles in the United States of America (‘‘GAAP’’) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These combined financial statements for the periods prior to April 14, 2017 include an allocation of general and administrative expenses and interest expense to the Predecessor from iStar. General and administrative expenses include certain iStar corporate functions, including executive oversight, treasury, finance, human resources, tax compliance and planning, internal audit, financial reporting, information technology and investor relations. General and administrative expenses, including stock based compensation, represent a pro rata allocation of costs from iStar’s net lease and corporate business segments based on our average net assets as a percentage of iStar’s average net assets. Interest expense was allocated to the Predecessor by calculating its average net assets as a percentage of the average net assets in iStar’s net lease business segment and multiplying that percentage by the interest expense allocated to iStar’s net lease business segment (only for the number of days in the period in which the Predecessor did not have debt obligations outstanding—refer to Note 6). The Company believes the allocation methodology for the general and administrative expenses and interest expense is reasonable. Accordingly, the general and administrative expense allocation presented in our combined statements of operations for Predecessor periods does not necessarily reflect what our general and administrative expenses will be as a standalone public company for future reporting periods.

For the periods prior to April 14, 2017, most of the entities included in the Predecessor financial statements did not have bank accounts for the periods presented, and most cash transactions for the Predecessor were transacted through bank accounts owned by iStar. For the periods prior to April 14, 2017, the combined statements of cash flows for the periods presented were prepared as if operating, investing and financing transactions for the Predecessor had been transacted through its own bank accounts. Certain prior period amounts have been reclassified in the Company's consolidated financial statements and the related notes to conform to the current period presentation.

Principles of Consolidation and Combination—For the periods prior to April 14, 2017, the combined financial statements include on a carve-out basis the historical balance sheets and statements of operations and cash flows attributed to the Predecessor. For the periods subsequent to April 14, 2017, the consolidated financial statements include the accounts and operations of the Company and its consolidated subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.